Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Number of years of compensation subject to conditions of continued service	3 years
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	€ 1,972
Variable subject to Long-term objectives in shares	1,585
Variable subject to Long-term objectives in RSUs	386
Total	3,943	€ 3,780
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Ana Botín
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	1,166
Variable subject to Long-term objectives in shares	956
Variable subject to Long-term objectives in RSUs	210
Total	2,332	2,243
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Héctor Grisi
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	806
Variable subject to Long-term objectives in shares	629
Variable subject to Long-term objectives in RSUs	176
Total	€ 1,611	€ 1,537